Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenue	$ 2,461,896	$ 1,337,181	$ 610,245
Cost of sales	(2,342,453)	(1,336,321)	(553,724)
Gross profit	119,443	860	56,521
Selling, general and administrative expense	(864,598)	(714,724)	(314,926)
Research and development expense	(167,242)	(232,922)	(183,849)
Other operating income and expense	(1,565)	(48,053)	1,766
Listing expense	(372,318)	0	0
Operating loss	(1,286,280)	(994,839)	(440,488)
Finance income	8,552	32,970	3,199
Finance expense	(108,435)	(45,249)	(34,034)
Fair value change - Earn-out rights	902,068	0	0
Fair value change - Class C Shares	35,090	0	0
Loss before income taxes	(449,005)	(1,007,118)	(471,323)
Income tax expense	(16,784)	(336)	(13,535)
Net loss	$ (465,789)	$ (1,007,454)	$ (484,858)
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.23)	$ (0.53)	$ (0.29)
Net loss per share - diluted (in dollars per share)	$ (0.23)	$ (0.53)	$ (0.29)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ 4,519	$ (33,149)	$ 30,266
Other comprehensive income	4,519	(33,149)	30,266
Total comprehensive loss	$ (461,270)	$ (1,040,603)	$ (454,592)